(Losses) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2016	2015
		Restated
Net (loss)/income attributable to Golar LNG Ltd stockholders - basic and diluted	(171,212)	47,567

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Six months ended June 30,
	2016	2015
Weighted average number of common shares outstanding	93,052	93,415

(in thousands)	Six months ended June 30,
	2016	2015
Weighted average of number of common shares outstanding	93,052	93,415
Effects of dilutive share options	—	85
Common shares and common shares equivalent	93,052	93,500

(Losses) earnings per share are as follows:

	Six months ended June 30,
	2016	2015
		Restated
Basic and diluted	$(1.84)	$0.51